Right-of-Use Assets and Lease Liabilities	12 Months Ended
Dec. 31, 2019
Right-of-use Assets and Lease Liabilities [Abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES
NOTE 6:-	RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

Set out below, are the carrying amounts of the Company's right-of-use assets and lease liabilities and the movements during the period:

	Right-of-use assets
	Offices and labs	Vechicles	Production Plant	Total	Lease liabilities

As of January 1, 2019	$2,104	$240	$4,525	$6,869	$6,795

Depreciation expenses	(1,170)	(135)	(515)	(1,820)	-
Interest expenses	-	-	-	-	758
Other	-	70	14	84	81
Payments	-	-	-	-	(1,663)

As of December 31, 2019	$934	$175	$4,024	$5,133	$5,971

The Company has entered into commercial real estate lease agreements which consist of the office building and production plant. The leases are under non-cancellable terms and mature over 1-8 years. In December 2017, the Company signed on lease agreement for production plant which will be effective upon fulfillment of suspending condition as described in the lease agreement.

The Company rents vehicles under an operating lease agreement, for a fixed monthly fee of $15. The leases are under non-cancellable terms and mature over 1-3 years.

The future minimum lease fees payable as of December 31, 2019 are as follows:

First year	$1,925
Second through fifth years	1,378
After fifth year	3,197

$6,500

Following are the amortization periods of the right-of-use assets by class of underlying asset:

%

Production Plant	11
Offices and labs	50
Vehicles	33-100